PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [Abstract]
PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS	PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS
The Company has several contributory and non-contributory defined contribution plans and defined benefit plans for substantially all its employees in Canada and the US.
Defined contribution plans
In the US, the Company maintains a savings retirement plan (401(k) Plan) for the benefit of certain employees who have been employed for at least 90 days. Contribution to this plan is at the discretion of the Company. Among investment options available to participants is a common trust fund that holds cash and common shares of the Company. The Company also maintains 401(k) plans according to the terms of certain collective bargaining agreements.
The Company also contributes to multi-employer plans for employees covered by certain collective bargaining agreements.
In Canada, the Company maintains defined contribution pension plans for certain employees and contributes amounts equal to up to 4% of each participant’s eligible salary.
The amount expensed with respect to the defined contribution plans for the years ended December 31, was $8.2 million in 2021, $6.8 million in 2020 and $7.1 million in 2019.
Defined benefit plans
In the US, the Company has three defined benefit pension plans for certain union hourly and non-union salaried employees. Benefits for employees are based on compensation and years of service for salaried employees and fixed benefits per month for each year of service for hourly employees.
In Canada, certain non-union hourly employees of the Company are covered by a plan which provides a fixed benefit per month for each year of service.
In the US, the Company provides group health care benefits to certain eligible retired employees. In Canada, the Company provides group health care, dental and life insurance benefits for certain eligible retired employees.
All defined benefit plans described above are closed to new entrants.
Supplementary executive retirement plans
The Company has Supplementary Executive Retirement Plans (“SERPs”) to provide supplemental pension benefits to certain current and former key executives. The SERPs are not funded and provide for an annual pension benefit, from retirement or termination date, in amounts ranging from $0.2 million to $0.6 million, annually.
Other long-term employee benefit plans
In the US, the Company provides a deferred compensation plan to certain employees. Earnings and losses on the deferral and amounts due to the participants are payable based on participant elections. Assets are held in a Rabbi trust and are composed of corporate owned life insurance policies. Participant investment selections are used to direct the allocation of funds underlying the corporate owned life insurance policies. As of December 31, 2021 and 2020, the deferred compensation plan assets totalled $8.3 million and $5.7 million, respectively, and are presented in other assets in the consolidated balance sheets. As of December 31, 2021 and 2020, the deferred compensation plan liabilities totalled $8.3 million and $5.6 million, respectively, and are presented in the consolidated balance sheets under the captions accounts payable and accrued liabilities for amounts expected to settle in the next twelve months and other liabilities for amounts not expected to settle in the next twelve months.
Governance and oversight
The defined contribution and defined benefit pension plans sponsored by the Company are subject to the requirements of the Employee Retirement Income Security Act and related legislation in the US and the Canadian Income Tax Act and provincial legislation in Ontario and Nova Scotia. In addition, all actuarial computations related to defined benefit plans are based on actuarial assumptions and methods determined in accordance with the generally recognized and accepted actuarial principles and practices prescribed by the Actuarial Standards Board, the American Academy of Actuaries and the Canadian Institute of Actuaries.
Minimum funding requirements are computed based on methodologies and assumptions dictated by regulation in the US and Canada. The Company’s practice is to fund at least the statutory minimum required amount for each defined benefit plan’s plan year. However, the Company may make additional discretionary contributions as deemed necessary.
The Company’s Retirement Plans Committee, composed of management and benefits personnel, makes investment decisions for the Company’s pension plans. The asset liability matching strategy of the pension plans and plan asset performance is reviewed at least semi-annually in terms of risk and return profiles with external investment management advisors, actuaries and plan trustees. The Committee, together with external investment management advisors, actuaries and plan trustees, has established a target mix of equity, fixed income, and alternative securities based on funded status level and other variables of each defined benefit plan.
The assets of the funded or partially funded defined benefit pension plans are held separately from those of the Company in funds under the control of trustees.
Information Relating to the Various Benefit Plans
A reconciliation of the defined benefit obligations and plan assets is presented in the table below for the years ended:

	Pension plans		Other plans
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	$	$	$	$
Defined benefit obligations
Balance, beginning of year	100,209	91,148	3,018	2,907
Current service cost	1,177	1,132	64	62
Interest cost	2,230	2,701	65	80
Benefits paid	(4,561)	(4,456)	(210)	(78)
Actuarial losses (gains) from demographic assumptions	225	(666)	1	(4)
Actuarial (gains) losses from financial assumptions	(5,654)	9,561	(155)	105
Experience losses (gains)	1	282	(55)	(88)
Foreign exchange rate adjustment	(30)	507	(2)	34
Balance, end of year	93,597	100,209	2,726	3,018
Fair value of plan assets
Balance, beginning of year	86,425	79,003	—	—
Interest income	1,867	2,297	—	—
Return on plan assets (excluding amounts included in net interest expense)	(332)	8,494	—	—
Contributions by the employer	968	1,051	210	78
Benefits paid	(4,561)	(4,456)	(210)	(78)
Administration expenses	(275)	(379)	—	—
Foreign exchange rate adjustment	(37)	415	—	—
Balance, end of year	84,055	86,425	—	—
Funded status – deficit	9,542	13,784	2,726	3,018
The defined benefit obligations and fair value of plan assets broken down by geographical locations is as follows for the years ended:

	December 31, 2021
	US	Canada	Total
	$	$	$
Defined benefit obligations	76,206	20,117	96,323
Fair value of plan assets	(66,657)	(17,398)	(84,055)
Deficit in plans	9,549	2,719	12,268

	December 31, 2020
	US	Canada	Total
	$	$	$
Defined benefit obligations	81,883	21,344	103,227
Fair value of plan assets	(69,649)	(16,776)	(86,425)
Deficit in plans	12,234	4,568	16,802

The defined benefit obligations for pension plans broken down by funding status are as follows for the years ended:

	December 31, 2021	December 31, 2020
	$	$
Wholly unfunded	12,445	13,460
Wholly funded or partially funded	81,152	86,749
Total obligations	93,597	100,209

A reconciliation of pension and other post-retirement benefits recognized in the consolidated balance sheets is as follows for the years ended:

	December 31, 2021	December 31, 2020
	$	$
Pension Plans
Present value of the defined benefit obligations	93,597	100,209
Fair value of the plan assets	84,055	86,425
Deficit in plans	9,542	13,784
Assets recognized in other assets	3,539	3,024
Liabilities recognized	13,081	16,808
Pension benefits recognized in balance sheets	9,542	13,784
Other plans
Present value of the defined benefit obligations and deficit in the plans	2,726	3,018
Liabilities recognized	2,726	3,018
Total plans
Total assets recognized in other assets	3,539	3,024
Total liabilities recognized	15,807	19,826
Total pension and other post-retirement benefits recognized in balance sheets	12,268	16,802
The composition of plan assets based on the fair value was as follows for the years ended:

	December 31, 2021	December 31, 2020
	$	$
Asset category
Cash	42	78
Equity instruments	11,580	14,838
Fixed income instruments	72,433	71,509
Total	84,055	86,425
Approximately 100% of equity and fixed income instruments as of December 31, 2021 and 2020, respectively, were held in mutual funds or pooled separate accounts valued at net asset value ("NAV") provided by the fund administrator. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. Units of participation in pooled separate accounts invested in mutual funds and common stock, are valued based on the NAV of the underlying investments held in the pooled separate accounts at year-end. None of the benefit plan assets were invested in any of the Company’s own equity or financial instruments or in any property or other asset that was used by the Company.
The following tables present the defined benefit expenses recognized in consolidated earnings for each of the years in the three-year period ended December 31, 2021:

	Pension plans			Other plans
	2021	2020	2019	2021	2020	2019
	$	$	$	$	$	$
Current service cost	1,177	1,132	1,036	64	62	60
Administration expenses	275	379	422	—	—	—
Net interest expense	363	404	515	65	80	106
Net costs recognized in the statement of consolidated earnings	1,815	1,915	1,973	129	142	166

	Total plans
	2021	2020	2019
	$	$	$
Current service cost	1,241	1,194	1,096
Administration expenses	275	379	422
Net interest expense	428	484	621
Net costs recognized in the statement of consolidated earnings	1,944	2,057	2,139
The table below presents the defined benefit liability or asset remeasurement recognized in OCI for each of the years in the three-year period ended December 31, 2021:

	Pension plans			Other plans
	2021	2020	2019	2021	2020	2019
	$	$	$	$	$	$
Actuarial (losses) gains from demographic assumptions	(225)	666	542	(1)	4	(17)
Actuarial gains (losses) from financial assumptions	5,654	(9,561)	(10,924)	155	(105)	(209)
Experience (losses) gains	(1)	(282)	(692)	55	88	273
Return on plan assets (excluding amounts included in net interest expense)	(332)	8,494	11,789	—	—	—
Total amounts recognized in OCI	5,096	(683)	715	209	(13)	47
The Company currently expects to contribute a total of $1.0 million to its defined benefit pension plans and $0.2 million to its health and welfare plans in 2022.
The weighted average duration of the defined benefit obligations as of December 31, 2021 and 2020 is 12 years for US plans and 17 years for Canadian plans, for both periods.
The significant weighted average assumptions which were used to measure defined benefit obligations are as follows for the years ended:

	US plans		Canadian plans
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Discount rate
Pension plans (end of the year) (1)	2.58%	2.15%	3.00%	2.55%
Pension plans (current service cost) (2)	2.34%	3.10%	2.60%	3.20%
Other plans (end of the year) (1)	2.17%	1.65%	3.00%	2.55%
Other plans (current service cost) (2)	1.99%	2.82%	2.60%	3.20%
Life expectancy at age 65 (in years) (3)
Current pensioner - Male	20	19	22	22
Current pensioner - Female	22	21	25	25
Current member aged 45 - Male	21	21	24	23
Current member aged 45 - Female	23	23	26	26
(1)Represents the discount rate used to calculate the accrued benefit obligation at the end of the year and applied to other components such as interest cost in the following year.
(2)Represents the discount rate used to calculate annual service cost.
(3)Utilizes mortality tables issued by the Society of Actuaries and the Canadian Institute of Actuaries.

Significant actuarial assumptions for defined benefit obligation measurement purposes are the discount rate and mortality rate. The sensitivity analysis below has been determined based on reasonably possible changes in the assumptions, in isolation from one another, occurring at the end of the reporting period. This analysis may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in the assumptions would occur in isolation from one another as some of the assumptions may be correlated. An increase or decrease of 1% in the discount rate or an increase or decrease of one year in mortality rate would result in the following increase (decrease) in the defined benefit obligations:

	December 31, 2021	December 31, 2020
	$	$
Discount rate
Increase of 1%	(11,388)	(12,590)
Decrease of 1%	14,058	15,637
Mortality rate
Life expectancy increased by one year	3,229	3,491
Life expectancy decreased by one year	(3,313)	(3,588)